OTHER RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER RECEIVABLES, NET
Deposits in non-bank financing partners					¥ 294,763	¥ 502,550
Rental and other deposits					89,761	77,902
Staff advance					28,080	55,652
Receivables from third-party payment settlement platform					7,143	34,787
Others					26,428	42,970
Other receivables, Gross					446,175	713,861
Less: allowance for doubtful accounts	¥ (6,119)	¥ (6,457)	¥ (272)		(6,119)	(6,457)
Other receivables, net, Total				$ 63,080	¥ 440,056	¥ 707,404
Allowance for doubtful accounts receivables
At the beginning of year	(6,457)	(272)	(269)
Addition	(1,411)	(23,608)	(3)
Write-off		17,423
Reclassified as assets held for sale	1,749
At the ending of year	¥ (6,119)	¥ (6,457)	¥ (272)